Schedule of Future Minimum Lease Liability Payments Under Non-cancelable Operating Lease (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2024			$ 49,004
2025		50,476	50,476
2026		21,290	21,290
Total lease payments	$ 34,064	71,766	120,770
Less: imputed interest	(103)	(437)	(1,228)
Total lease liabilities	33,961	71,329	119,542
Current operating lease liabilities	33,961	50,082	48,213
Non-current operating lease liabilities		21,247	71,329
Total	33,961	71,329	$ 119,542
2025	12,774	50,476
2026	$ 21,290	$ 21,290